Schedule of Investments (unaudited) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,417	$2,575,302

Education — 3.7%
Grand Canyon University, 5.13%, 10/01/28	9,377	8,483,653
Massachusetts Higher Education Assistance Corp., Series 2021, 2.67%, 07/01/31	5,000	4,130,680
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	18,190	17,186,526
Wesleyan University, 4.78%, 07/01/2116(b)	11,000	9,015,169

		38,816,028

Electric Utilities — 0.7%
Rayburn Country Securitization LLC, 3.35%, 12/01/51(a)	10,000	7,419,294

Health Care Providers & Services — 3.0%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	6,300	5,008,319
Ochsner Clinic Foundation, 5.90%, 05/15/45(b)	5,000	4,912,162
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48(b)	5,065	4,421,677
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	17,354,028

		31,696,186

Real Estate Management & Development — 0.7%
Bridge Housing Corp., 3.25%, 07/15/30	9,020	7,553,380

Total Corporate Bonds — 8.3% (Cost: $102,038,010)		88,060,190

Municipal Bonds

Arizona — 2.3%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(b)	24,545	23,921,508

California — 29.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Series B, Senior Lien, 0.00%, 10/01/42(c)	5,000	1,316,250
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44	11,000	13,038,960
Bay Area Toll Authority, RB, BAB(b)
Series S-1, 6.92%, 04/01/40	13,700	15,676,896
Series S-3, 6.91%, 10/01/50	14,000	17,145,744
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(a)	5,000	4,479,900
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34	18,145	22,526,382
City of Chula Vista California, RB
2.40%, 06/01/36	1,275	875,731
2.91%, 06/01/45	9,185	5,672,445
City of El Cajon California, RB, Series A, 3.28%, 04/01/43	2,605	1,810,717
City of Huntington Beach California, Refunding RB
2.91%, 06/15/35	2,000	1,550,310
3.28%, 06/15/40	6,000	4,485,588
3.38%, 06/15/44	5,000	3,612,425
City of Orange California, RB, (BAM), 3.12%, 06/01/44	2,000	1,234,544

Security	Par (000)	Value

California (continued)
City of Riverside California, RB, Series A, 3.86%, 06/01/45	$8,265	$6,538,119
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(b)	21,255	22,496,972
County of Riverside California, RB, 3.82%, 02/15/38	6,450	5,530,727
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	12,415	12,700,384
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	24,340	17,963,358
Series A, (AGM), 3.92%, 01/15/53	7,202	5,326,722
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	11,170	8,167,057
Series S-1, 4.21%, 06/01/50	30,775	21,316,673
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38(b)	7,270	5,873,266
Los Angeles Community College District/CA, GO, BAB, 6.60%, 08/01/42	10,000	11,253,110
Orange County Local Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 6.91%, 02/15/41(b)	5,000	5,485,425
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,900	3,597,688
State of California, GO, BAB
7.55%, 04/01/39	9,035	11,114,450
7.63%, 03/01/40	8,950	11,016,054
7.60%, 11/01/40	15,000	18,748,485
University of California, RB, BAB
5.95%, 05/15/45(b)	24,000	25,430,712
6.30%, 05/15/50	27,010	28,386,970

		314,372,064

Colorado — 3.9%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	7,744,702
Denver City & County School District No.1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,943,536
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(b)	23,000	26,899,190

		41,587,428

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(a)	5,055	4,811,860

District of Columbia — 2.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(b)	10,750	13,215,835
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	10,904,208

		24,120,043

Florida — 3.9%
Capital Trust Agency, Inc., RB(a)
5.00%, 01/01/25	525	514,402
5.50%, 06/15/26	445	420,990
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	490	482,000

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(a)
6.75%, 12/15/28	$690	$686,275
Class B, 5.00%, 06/15/25	285	274,273
Series B, 5.75%, 06/15/25	735	718,219
Series D, 5.75%, 12/15/26	650	613,874
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	15,000	11,162,040
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	11,392,966
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	180	177,097
Sumter Landing Community Development District, RB, 4.17%, 10/01/47(b)	2,575	2,143,252
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,119,529

		41,704,917

Georgia — 6.0%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(a)	860	827,833
Municipal Electric Authority of Georgia, Refunding RB
6.64%, 04/01/57	26,065	27,389,154
6.66%, 04/01/57	24,090	25,515,767
7.06%, 04/01/57	9,645	9,571,177

		63,303,931

Idaho — 0.1%
Idaho Housing & Finance Association, RB
4.75%, 06/15/29(a)	235	210,958
Series B, 7.15%, 06/15/31	625	551,304

		762,262

Illinois — 16.8%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	9,079,017
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	12,935	12,202,116
6.14%, 12/01/39	370	322,167
6.52%, 12/01/40	9,745	8,478,384
Chicago O’Hare International Airport, Refunding ARB, Series B, 6.40%, 01/01/40	1,500	1,657,374
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40(b)	4,075	4,515,369
Series B, 6.90%, 12/01/40	4,900	5,490,371
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(b)	16,015	17,088,069
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40	36,000	37,825,128
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40(b)	15,250	17,074,983
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(b)	15,000	16,924,740
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,850,410

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, BAB 6.73%, 04/01/35	$6,320	$6,450,015
7.35%, 07/01/35(b)	33,294	34,673,030

		177,631,173

Indiana — 1.8%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(b)	7,900	8,907,139
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	9,868,350

		18,775,489

Kentucky — 1.4%
Westvaco Corp., RB, 7.67%, 01/15/27(a)	13,800	14,700,712

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Series B, (AGM ST INTRCPT ST RES FD GTY), 3.12%, 07/01/43	2,590	1,783,495

Maryland — 0.9%
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	10,470	8,330,382
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(a)	1,000	946,873

		9,277,255

Massachusetts — 2.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(b)	5,000	5,183,970
Massachusetts Educational Financing Authority, RB, Series A, 3.61%, 07/01/36	10,585	8,295,983
Massachusetts Educational Financing Authority, Refunding RB, Series A, 4.95%, 07/01/38	17,295	16,147,892

		29,627,845

Michigan — 4.4%
Michigan Finance Authority, RB
6.38%, 06/01/33(a)	1,000	940,642
Series D, 5.02%, 11/01/43	7,500	6,839,340
Michigan Finance Authority, Refunding RB, Series A, 3.27%, 06/01/39	10,000	7,478,710
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	10,333,650
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50	5,500	5,793,574
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	12,904,953
Michigan Strategic Fund, RB, 2.58%, 09/01/35	1,800	1,336,118
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	975,558

		46,602,545

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.3%
Southern Michigannnesota Municipal Power Agency, Refunding RB, Series A, 5.93%, 01/01/43	$8,000	$8,295,544
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,738,990

		14,034,534

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	5,314,255

Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(b)	7,000	7,300,636
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,027,311

		20,327,947

Nevada — 0.3%
City of North Las Vegas NV, GO, BAB, 6.57%, 06/01/40	1,420	1,447,318
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,304,202

		3,751,520

New Hampshire — 2.4%
New Hampshire Business Finance Authority, Refunding RB
3.25%, 04/01/28	15,000	12,739,695
3.30%, 04/01/32	11,895	9,046,576
2.87%, 07/01/35	4,935	3,265,864

		25,052,135

New Jersey — 10.8%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(b)	20,974	22,418,312
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42(b)	20,000	14,937,680
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,535,856
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.13%, 06/15/42	29,355	23,575,059
New Jersey Turnpike Authority, RB, BAB(b)
Series A, 7.10%, 01/01/41	34,000	40,235,770
Series F, 7.41%, 01/01/40	6,790	8,265,134

		113,967,811

New York — 7.6%
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,352,740
7.34%, 11/15/39(b)	13,245	15,970,688
Series TR, 6.69%, 11/15/40(b)	13,000	13,750,022
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	4,370	3,954,562
New York City Housing Development Corp., RB, M/F Housing, Series B, 3.10%, 11/01/45	1,310	867,022

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(b)	$19,000	$19,062,871
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(b)	15,000	15,174,465
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 07/01/24(d)	6,010	6,136,084
Port Authority of New York & New Jersey, RB, Consolidated, 165th Series, 5.65%, 11/01/40	2,750	2,807,126

		80,075,580

Ohio — 5.9%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	12,153,030
American Municipal Power, Inc., Refunding RB, Series B, 6.45%, 02/15/44	10,000	10,733,931
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(b)	30,575	31,209,982
Ohio University, RB, 5.59%, 12/01/2114	10,100	8,696,140

		62,793,083

Oklahoma — 1.6%
Oklahoma Development Finance Authority, RB
4.71%, 05/01/52	3,695	3,428,334
Series A-3, 5.09%, 02/01/52(b)	6,750	6,411,688
Series B, 11.00%, 09/01/41(a)	3,000	3,151,680
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(b)	3,500	3,796,947

		16,788,649

Pennsylvania — 3.9%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	6,200	5,284,062
Series A, 3.81%, 06/01/41	4,920	3,949,869
Series A, 2.99%, 06/01/42	11,285	7,933,423
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	24,442,496

		41,609,850

Puerto Rico — 2.9%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,465	2,945,607
Series A-2, Restructured, 4.55%, 07/01/40	14,899	12,835,012
Series A-2, Restructured, 4.78%, 07/01/58	12,447	10,469,644
Series A-2, Restructured, 4.33%, 07/01/40	5,000	4,316,015

		30,566,278

South Carolina — 3.0%
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(a)	710	681,787
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,137,435
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(b)	11,290	12,435,957

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB, Series D, 4.77%, 12/01/45	$10,085	$8,529,016
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	6,285	4,833,303

		31,617,498

Tennessee — 4.2%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,349,468
Metropolitan Government of Nashville & Davidson County Convention Center Auth, RB, BAB, Series A2, 7.43%, 07/01/43(b)	35,105	40,198,666

		44,548,134

Texas — 2.5%
Arlington Higher Education Finance Corp., RB, 5.50%, 04/01/30(a)	500	479,236
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,281,245
City of Austin Texas Rental Car Special Facility Revenue, ARB, 5.75%, 11/15/22(d)	5,000	5,010,010
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,588,920
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(b)	2,500	2,434,822
New Hope Higher Education Finance Corp., RB, Class S, 5.00%, 06/15/27(a)	390	361,721
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	1,085	1,009,365
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(a)	10,500	8,217,405

		26,382,724

Utah — 2.4%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(b)	26,405	25,743,238

Virginia — 3.2%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	30,285	27,242,297
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.64%, 06/01/45(b)	8,435	6,655,510

		33,897,807

Washington — 2.0%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	20,170	21,071,357

West Virginia — 2.6%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	119,398

Security	Par (000)	Value

West Virginia (continued)
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	$25,000	$17,108,550
Series B, Class 2, 4.88%, 06/01/49	12,175	10,335,638

		27,563,586

Wisconsin — 0.7%
Public Finance Authority, RB
6.75%, 11/01/24(a)	3,580	3,210,684
4.75%, 06/15/25(a)	735	713,631
5.38%, 06/15/28(a)	400	376,360
5.25%, 01/01/31(a)	1,335	1,247,030
Class S, 5.25%, 06/15/26(a)	180	173,049
Series B, 6.00%, 06/15/24	300	295,310
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(a)	1,470	1,351,106

		7,367,170

Total Municipal Bonds — 136.7% (Cost: $1,500,291,993)		1,445,455,683

Total Long-Term Investments — 145.0% (Cost: $1,602,330,003)		1,533,515,873

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(e)(f)	25,356,702	25,356,702

Total Short-Term Securities — 2.4% (Cost: $25,356,702)		25,356,702

Total Investments — 147.4% (Cost: $1,627,686,705)		1,558,872,575

Liabilities in Excess of Other Assets — (47.4)%		(501,026,123)

Net Assets — 100.0%		$1,057,846,452

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,612,214	$16,744,488	(a)	$—	$—	$—	$25,356,702	25,356,702	$156,822	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Bank PLC	3.35	%(b)	09/09/22	Open		$19,689,342	$19,716,361	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		2,053,563	2,056,380	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		7,969,762	7,980,699	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		6,269,063	6,277,665	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		4,039,344	4,044,887	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		14,624,750	14,644,818	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		12,496,250	12,513,398	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/09/22	Open		14,153,256	14,172,678	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.40	(b)	09/09/22	Open		14,850,956	14,871,727	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.40	(b)	09/09/22	Open		35,675,725	35,725,621	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/09/22	Open		7,117,500	7,127,455	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		5,931,250	5,939,702	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		38,590,000	38,644,991	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		22,875,694	22,908,292	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		26,130,000	26,167,235	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		15,600,000	15,622,230	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		6,674,194	6,683,704	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		24,268,869	24,303,452	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		28,470,000	28,510,570	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		30,275,000	30,318,142	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		6,570,263	6,579,625	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		13,773,437	13,793,065	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		5,643,750	5,651,792	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/09/22	Open		12,955,275	12,973,736	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.30	(b)	09/14/22	Open		5,884,594	5,891,263	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/14/22	Open		13,877,500	13,893,536	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/14/22	Open		3,482,500	3,486,524	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/14/22	Open		10,675,000	10,687,335	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/14/22	Open		20,525,000	20,549,630	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.30	(b)	09/23/22	Open		8,882,500	8,886,571	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.30	(b)	09/23/22	Open		4,906,250	4,908,499	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.30	(b)	09/23/22	Open		4,514,181	4,516,250	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		13,350,000	13,353,727	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		15,837,500	15,841,921	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		4,737,500	4,738,823	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		2,718,000	2,718,759	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		7,900,000	7,902,205	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		2,121,875	2,122,467	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		17,290,000	17,294,827	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	09/27/22	Open		6,772,500	6,774,391	Municipal Bonds	Open/Demand
Barclays Bank PLC	3.40	(b)	09/27/22	Open		12,693,750	12,695,478	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	3.45	(b)	09/28/22	Open		8,430,000	8,431,616	Municipal Bonds	Open/Demand

						$541,295,893	$541,922,047

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,009	12/20/22	$113,071	$5,501,037
U.S. Long Bond	1,624	12/20/22	205,436	12,833,536

				$18,334,573

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$88,060,190	$—	$88,060,190
Municipal Bonds	—	1,445,455,683	—	1,445,455,683
Short-Term Securities
Money Market Funds	25,356,702	—	—	25,356,702

	$25,356,702	$1,533,515,873	$—	$1,558,872,575

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$18,334,573	$—	$—	$18,334,573

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $541,922,047 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGM	Assured Guaranty Municipal Corp.	BAB	Build America Bond

AGM-CR	AGM Insured Custodial Receipt	BAM	Build America Mutual Assurance Co.

ARB	Airport Revenue Bonds	CAB	Capital Appreciation Bonds

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Taxable Municipal Bond Trust (BBN)

Portfolio Abbreviation (continued)

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

7